Interim Statements of Changes in Shareholders' Equity (Unaudited) - USD ($)		Common Stock [Member] Common Class A [Member]		Common Stock [Member] Common Class B [Member]	Subscription Receivables [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Sep. 30, 2024		$ 550		$ 200	$ (750)	$ 1,282	$ (6,514)	$ (5,232)
Balance, shares at Sep. 30, 2024		5,500,000	[1]	2,000,000
Net income							(1,313)	(1,313)
Balance at Mar. 31, 2025		$ 550		$ 200	(750)	1,282	(7,827)	(6,545)
Balance, shares at Mar. 31, 2025		5,500,000	[1]	2,000,000
Balance at Sep. 30, 2025		$ 550		$ 200	(750)	1,282	223,925	225,207
Balance, shares at Sep. 30, 2025		5,500,000	[1]	2,000,000
Net income							14,271	14,271
Additional Paid-in Capital resulting from the Reorganization						(53,174)		(53,174)
Shareholders’ premium capital contribution		$ 250				249,683		249,933
Shareholders' premium capital contribution, shares	[1]	2,500,000
Balance at Mar. 31, 2026		$ 800		$ 200	$ (750)	$ 197,791	$ 238,196	$ 436,237
Balance, shares at Mar. 31, 2026		8,000,000	[1]	2,000,000

[1]	Giving retroactive effect to the issuance of ordinary shares effected.